Income Taxes (Details) - Schedule of total gross unrecognized tax benefit liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of total gross unrecognized tax benefit liabilities [Abstract]
Gross unrecognized tax benefit, beginning of the year	$ 1,364	$ 854
Increases related to tax positions taken during current year	390	510
Gross unrecognized tax benefit, ending balance	$ 1,754	$ 1,364